Finance income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of finance income and expenses [Abstract]
Schedule of Financing Income
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
Finance income:	NIS	NIS	NIS	US Dollars

Interest from Short-term bank deposits	4,258	4,644	2,845	1,168
Dividends	5,378	5,201	3,537	1,475
Changes in fair value of financial assets at fair values	25,851	3,567	-	7,088
Income from revaluation of a long-term financial assets	-	2,030	13,058	-
Foreign currency differences	367	676	3,580	101
Interest Income of debentures held for trading	3,811	4,207	2,637	1,044
Other interest	76	38	-	21
Total finance income	39,741	20,363	25,657	10,897

Schedule of Financing Expenses
Finance expenses:	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2	2 0 2 4
	NIS	NIS	NIS	US Dollars

Bank fees	586	535	420	161
Portfolio management fees	1,107	204	181	303
Changes in fair value of financial assets at fair values	-	-	16,043	-
Other	240	782	135	66
Total finance expenses	1,933	1,521	16,779	530